Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–62.94%
Aerospace & Defense–3.03%
General Dynamics Corp.	338,435	$63,954,062
Raytheon Technologies Corp.(b)	2,256,556	182,600,511
Textron, Inc.	2,057,365	145,661,442
		392,216,015
Apparel Retail–1.09%
TJX Cos., Inc. (The)	2,029,211	140,827,243
Application Software–0.41%
Splunk, Inc.(c)	435,848	52,737,608
Automobile Manufacturers–2.36%
General Motors Co.(c)	5,271,065	305,036,532
Building Products–1.09%
Johnson Controls International PLC	1,889,122	141,230,761
Cable & Satellite–1.75%
Charter Communications, Inc., Class A(b)(c)	184,064	118,956,882
Comcast Corp., Class A	2,158,049	107,859,289
		226,816,171
Casinos & Gaming–0.44%
Las Vegas Sands Corp.(c)	1,600,549	57,011,555
Communications Equipment–1.35%
Cisco Systems, Inc.	3,182,313	174,518,045
Construction & Engineering–0.81%
Quanta Services, Inc.(b)	915,912	104,212,467
Consumer Finance–0.99%
American Express Co.	837,861	127,606,230
Data Processing & Outsourced Services–0.63%
Fiserv, Inc.(b)(c)	847,267	81,778,211
Distillers & Vintners–0.68%
Diageo PLC (United Kingdom)	1,744,030	87,897,905
Diversified Banks–4.66%
Bank of America Corp.	6,039,909	268,594,753
Wells Fargo & Co.	6,979,781	333,493,936
		602,088,689
Electric Utilities–1.58%
American Electric Power Co., Inc.	807,237	65,426,559
Exelon Corp.	1,392,010	73,400,687
FirstEnergy Corp.(b)	1,722,110	64,854,663
		203,681,909
Electrical Components & Equipment–0.54%
Emerson Electric Co.	801,236	70,380,570
Electronic Components–0.50%
Corning, Inc.(b)	1,732,418	64,255,384
Shares		Value
Electronic Manufacturing Services–0.70%
TE Connectivity Ltd.(b)	591,445	$91,041,129
Fertilizers & Agricultural Chemicals–0.88%
Corteva, Inc.	2,512,660	113,069,700
Food Distributors–1.09%
Sysco Corp.	1,020,737	71,492,419
US Foods Holding Corp.(c)	2,222,512	69,831,327
		141,323,746
Gold–0.46%
Barrick Gold Corp. (Canada)	3,133,415	59,503,551
Health Care Distributors–0.76%
McKesson Corp.	451,698	97,910,058
Health Care Equipment–1.12%
Medtronic PLC	858,246	91,574,848
Zimmer Biomet Holdings, Inc.	445,836	53,321,986
		144,896,834
Health Care Facilities–0.48%
Universal Health Services, Inc., Class B	519,328	61,659,813
Health Care Services–1.46%
Cigna Corp.	517,431	99,295,009
CVS Health Corp.	1,004,479	89,458,900
		188,753,909
Hotels, Resorts & Cruise Lines–0.73%
Booking Holdings, Inc.(c)	45,057	94,703,055
Industrial Machinery–0.71%
Parker-Hannifin Corp.	305,444	92,262,415
Insurance Brokers–0.67%
Willis Towers Watson PLC	384,352	86,802,056
Integrated Oil & Gas–0.95%
Chevron Corp.	1,088,298	122,836,195
Internet & Direct Marketing Retail–0.53%
Amazon.com, Inc.(c)	19,590	68,703,501
Investment Banking & Brokerage–3.54%
Charles Schwab Corp. (The)	1,524,156	117,954,433
Goldman Sachs Group, Inc. (The)	455,013	173,355,403
Morgan Stanley	1,756,345	166,536,633
		457,846,469
IT Consulting & Other Services–1.88%
Cognizant Technology Solutions Corp., Class A	3,115,234	242,925,947
Managed Health Care–1.17%
Anthem, Inc.	221,296	89,897,074
Centene Corp.(c)	852,145	60,851,675
		150,748,749

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Movies & Entertainment–1.83%
Netflix, Inc.(c)	159,800	$102,575,620
Walt Disney Co. (The)(b)(c)	926,983	134,319,837
		236,895,457
Multi-line Insurance–1.51%
American International Group, Inc.	3,719,230	195,631,498
Oil & Gas Exploration & Production–3.70%
Canadian Natural Resources Ltd. (Canada)	1,893,810	77,445,406
ConocoPhillips	2,359,852	165,496,421
Devon Energy Corp.	3,222,067	135,520,138
Pioneer Natural Resources Co.	563,089	100,410,031
		478,871,996
Other Diversified Financial Services–0.63%
Voya Financial, Inc.(b)	1,302,153	80,915,787
Pharmaceuticals–4.22%
Bristol-Myers Squibb Co.	1,871,892	100,389,568
GlaxoSmithKline PLC (United Kingdom)	3,393,280	68,765,728
Johnson & Johnson	408,178	63,647,195
Merck & Co., Inc.	1,785,503	133,752,030
Pfizer, Inc.	1,356,694	72,895,169
Sanofi (France)	1,113,019	105,859,504
		545,309,194
Railroads–1.54%
CSX Corp.	5,744,890	199,117,887
Real Estate Services–1.77%
CBRE Group, Inc., Class A(c)	2,397,645	229,142,933
Regional Banks–3.31%
Citizens Financial Group, Inc.	3,767,030	178,067,508
PNC Financial Services Group, Inc. (The)	498,718	98,247,446
Truist Financial Corp.	2,553,279	151,434,978
		427,749,932
Semiconductors–2.79%
Intel Corp.	2,679,625	131,837,550
NXP Semiconductors N.V. (China)	448,742	100,231,013
QUALCOMM, Inc.	714,080	128,934,285
		361,002,848
Specialty Chemicals–0.52%
Axalta Coating Systems Ltd.(c)	2,209,583	66,994,557
Tobacco–1.29%
Philip Morris International, Inc.	1,945,674	167,211,224
Wireless Telecommunication Services–0.79%
T-Mobile US, Inc.(c)	932,949	101,514,181
Total Common Stocks & Other Equity Interests (Cost $5,394,236,848)		8,137,639,916
Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.31%
Aerospace & Defense–0.24%
Boeing Co. (The), 5.81%, 05/01/2050	$16,525,000	22,321,901
Principal Amount		Value
Aerospace & Defense–(continued)
Precision Castparts Corp., 2.50%, 01/15/2023	$4,150,000	$4,220,455
Raytheon Technologies Corp., 4.45%, 11/16/2038(b)	3,239,000	3,960,786
		30,503,142
Agricultural & Farm Machinery–0.11%
Deere & Co., 2.60%, 06/08/2022	14,645,000	14,727,796
Agricultural Products–0.04%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	5,600,086
Air Freight & Logistics–0.06%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	5,272,502
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	2,992,784
		8,265,286
Airlines–0.31%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,826,653	2,896,980
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(d)	16,208,000	15,332,768
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	11,355,000	10,083,240
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	3,344,435	3,497,863
Series 2014-2, Class A, 3.75%, 09/03/2026	3,615,948	3,799,783
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,538,976	4,806,945
		40,417,579
Alternative Carriers–0.22%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	28,911,000	28,567,682
Application Software–0.83%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(d)(e)	44,459,000	43,698,751
salesforce.com, inc., 2.70%, 07/15/2041	10,414,000	10,505,538
Splunk, Inc., Conv., 1.13%, 06/15/2027	55,463,000	52,724,515
		106,928,804
Asset Management & Custody Banks–0.10%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	4,260,000	4,547,613
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	4,515,000	4,865,100
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	3,217,000	4,167,922
		13,580,635
Automobile Manufacturers–0.28%
General Motors Co., 6.60%, 04/01/2036(b)	4,317,000	5,807,262
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
General Motors Financial Co., Inc., 5.25%, 03/01/2026	$5,467,000	$6,149,686
Toyota Motor Credit Corp., 2.60%, 01/11/2022	24,665,000	24,723,943
		36,680,891
Biotechnology–0.59%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	8,577,250
4.05%, 11/21/2039	13,812,000	15,826,045
4.85%, 06/15/2044	5,815,000	7,365,489
Gilead Sciences, Inc., 3.25%, 09/01/2022	20,625,000	20,935,685
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	19,256,000	23,793,195
		76,497,664
Brewers–0.28%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	13,081,612
4.90%, 02/01/2046	6,301,000	8,009,686
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(b)(d)	9,734,000	10,598,107
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	4,503,219
		36,192,624
Cable & Satellite–1.65%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	22,511,000	24,998,465
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(d)(e)	28,400,000	27,406,000
1.13%, 03/15/2028(d)	12,195,000	12,187,087
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	10,845,000	11,037,692
3.85%, 04/01/2061	10,845,000	10,388,395
Comcast Corp.,
4.15%, 10/15/2028	9,915,000	11,234,506
3.90%, 03/01/2038	8,010,000	9,171,951
2.89%, 11/01/2051(d)	3,128,000	3,063,063
2.94%, 11/01/2056(d)	4,539,000	4,419,281
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,961,655
DISH Network Corp., Conv., 3.38%, 08/15/2026	77,983,000	72,075,945
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(d)(f)	25,086,000	24,985,656
		212,929,696
Commodity Chemicals–0.05%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	5,977,447
Communications Equipment–0.08%
Finisar Corp., Conv., 0.50%, 12/15/2021(f)	10,562,000	10,568,174
Principal Amount		Value
Computer & Electronics Retail–0.23%
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023	$4,342,000	$4,606,688
6.02%, 06/15/2026	21,095,000	24,572,406
8.35%, 07/15/2046	278,000	464,674
		29,643,768
Consumer Finance–0.20%
American Express Co., 3.63%, 12/05/2024(b)	3,423,000	3,653,931
Capital One Financial Corp., 3.20%, 01/30/2023(b)	10,060,000	10,335,548
Discover Bank, 3.35%, 02/06/2023	5,380,000	5,527,404
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	6,261,917
		25,778,800
Data Processing & Outsourced Services–0.04%
Fiserv, Inc., 3.80%, 10/01/2023	5,200,000	5,463,809
Diversified Banks–1.16%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(d)	3,545,000	3,558,686
Bank of America Corp.,
3.25%, 10/21/2027	5,705,000	6,051,938
2.57%, 10/20/2032(g)	8,683,000	8,726,385
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	6,875,000	7,349,650
Citigroup, Inc.,
3.67%, 07/24/2028(g)	5,405,000	5,819,373
6.68%, 09/13/2043	8,000,000	12,192,098
5.30%, 05/06/2044	2,765,000	3,630,788
4.75%, 05/18/2046	4,145,000	5,221,692
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	18,945,000	19,473,763
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,637,254
3.51%, 01/23/2029(g)	11,170,000	12,021,165
4.26%, 02/22/2048(g)	5,355,000	6,639,627
3.90%, 01/23/2049(g)	11,170,000	13,094,226
Series V, 3.45% (3 mo. USD LIBOR + 3.32%)(b)(h)(i)	6,410,000	6,360,799
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	545,000	581,761
Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	7,365,000	7,864,149
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,447,060
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	7,337,474
4.10%, 06/03/2026	4,515,000	4,927,500
4.65%, 11/04/2044	9,115,000	11,161,716
		150,097,104
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Capital Markets–0.35%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(d)	$6,536,000	$7,094,174
Conv., 0.50%, 06/24/2024(d)	38,065,000	37,752,867
		44,847,041
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,869,335
Diversified REITs–0.08%
CubeSmart L.P., 2.50%, 02/15/2032	10,561,000	10,507,422
Drug Retail–0.09%
CVS Pass-Through Trust, 6.04%, 12/10/2028	5,583,622	6,444,572
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	4,519,000	5,219,626
		11,664,198
Electric Utilities–0.55%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	11,523,232
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	3,991,597
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	24,780,000	24,755,768
3.55%, 05/01/2027	5,572,000	6,019,244
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	6,729,814
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	514,815
Xcel Energy, Inc.,
0.50%, 10/15/2023	5,750,000	5,706,072
3.50%, 12/01/2049(b)	10,280,000	11,312,724
		70,553,266
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031(b)	2,729,000	2,668,659
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	3,650,000	3,748,875
Health Care Equipment–0.26%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	4,449,798
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	20,236,000	21,492,655
Medtronic, Inc., 4.38%, 03/15/2035(b)	2,601,000	3,203,801
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	3,727,000	4,988,454
		34,134,708
Health Care Services–0.09%
Cigna Corp., 4.80%, 08/15/2038	3,240,000	3,977,070
CVS Health Corp., 3.38%, 08/12/2024(b)	3,740,000	3,934,144
Principal Amount		Value
Health Care Services–(continued)
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045(b)	$2,694,000	$3,329,894
		11,241,108
Health Care Technology–0.26%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	36,636,000	33,491,208
Home Improvement Retail–0.16%
Home Depot, Inc. (The), 2.63%, 06/01/2022	19,976,000	20,158,327
Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043(b)	2,117,000	2,667,462
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	1,310,000	1,306,384
Hotels, Resorts & Cruise Lines–0.27%
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	4,265,000	5,759,883
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	30,912,000	29,476,706
		35,236,589
Industrial Conglomerates–0.04%
Honeywell International, Inc., 0.48%, 08/19/2022	4,865,000	4,866,349
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,604,628
Integrated Oil & Gas–0.18%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	9,817,104
Chevron Corp., 2.50%, 03/03/2022	13,336,000	13,385,028
		23,202,132
Integrated Telecommunication Services–0.42%
AT&T, Inc.,
3.00%, 06/30/2022	5,334,000	5,387,668
4.30%, 02/15/2030	3,526,000	3,984,014
3.50%, 09/15/2053	7,328,000	7,415,506
3.55%, 09/15/2055	4,562,000	4,594,655
3.80%, 12/01/2057	3,619,000	3,786,312
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	3,505,000	4,079,991
5.21%, 03/08/2047(b)	6,725,000	8,430,368
Verizon Communications, Inc.,
4.40%, 11/01/2034	3,285,000	3,854,069
4.81%, 03/15/2039	5,062,000	6,333,473
3.40%, 03/22/2041	5,788,000	6,160,099
		54,026,155
Interactive Home Entertainment–0.48%
Zynga, Inc., Conv., 0.00%, 12/15/2026(d)(e)	67,279,000	61,644,384
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Interactive Media & Services–0.16%
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026(d)	$3,197,000	$2,736,632
Twitter, Inc., Conv., 0.00%, 03/15/2026(d)(e)	19,647,000	17,556,589
		20,293,221
Internet & Direct Marketing Retail–0.19%
Amazon.com, Inc., 2.88%, 05/12/2041	24,106,000	25,084,391
Internet Services & Infrastructure–0.21%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	21,000,000	26,866,875
Investment Banking & Brokerage–0.66%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	5,807,000	6,318,922
2.91%, 07/21/2042(g)	3,205,000	3,197,782
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	56,790,000	68,113,926
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	7,457,451
		85,088,081
IT Consulting & Other Services–0.11%
International Business Machines Corp., 2.88%, 11/09/2022	14,485,000	14,801,971
Leisure Products–0.17%
Peloton Interactive, Inc., Conv., 0.00%, 02/15/2026(d)(e)	26,612,000	22,287,550
Life & Health Insurance–0.83%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(b)	8,671,000	9,882,383
Athene Global Funding,
4.00%, 01/25/2022(d)	12,280,000	12,342,290
2.75%, 06/25/2024(d)	2,890,000	2,996,335
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	18,002,073
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	21,128,672
Guardian Life Global Funding, 2.90%, 05/06/2024(b)(d)	7,450,000	7,813,892
Jackson National Life Global Funding, 3.25%, 01/30/2024(d)	4,885,000	5,113,908
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	5,478,499
Protective Life Global Funding, 2.62%, 08/22/2022(d)	18,548,000	18,829,267
Prudential Financial, Inc., 3.91%, 12/07/2047(b)	4,898,000	5,794,504
		107,381,823
Managed Health Care–0.05%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	6,401,611
Movies & Entertainment–1.13%
Liberty Media Corp., Conv., 1.38%, 10/15/2023	61,171,000	88,710,062
Principal Amount		Value
Movies & Entertainment–(continued)
Liberty Media Corp.-Liberty Formula One, Conv., 1.00%, 01/30/2023	$5,397,000	$9,008,921
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	20,716,000	33,776,097
Walt Disney Co. (The), 3.00%, 09/15/2022	13,867,000	14,140,789
		145,635,869
Multi-line Insurance–0.15%
American International Group, Inc., 4.38%, 01/15/2055	7,405,000	9,367,219
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	10,369,871
		19,737,090
Multi-Utilities–0.11%
NiSource, Inc., 4.38%, 05/15/2047(b)	6,015,000	7,254,279
Sempra Energy, 3.80%, 02/01/2038(b)	5,871,000	6,496,713
		13,750,992
Office REITs–0.06%
Office Properties Income Trust, 4.00%, 07/15/2022	7,200,000	7,320,413
Oil & Gas Exploration & Production–0.08%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	7,164,886
ConocoPhillips, 4.15%, 11/15/2034	2,403,000	2,753,768
		9,918,654
Oil & Gas Storage & Transportation–0.64%
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	1,638,000	1,717,143
4.90%, 03/15/2035	3,640,000	4,158,664
5.30%, 04/01/2044	8,165,000	9,403,145
5.00%, 05/15/2050	7,684,000	8,842,108
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	780,948
4.25%, 02/15/2048	7,354,000	8,333,493
Kinder Morgan, Inc., 5.30%, 12/01/2034	4,203,000	5,090,630
MPLX L.P.,
4.50%, 07/15/2023	18,525,000	19,376,226
4.50%, 04/15/2038	8,564,000	9,518,642
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	4,275,000	4,305,025
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	6,347,821
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	5,246,268
		83,120,113
Other Diversified Financial Services–1.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	4,141,981
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Other Diversified Financial Services–(continued)
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	$3,975,000	$5,225,363
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	60,352,000	67,497,677
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	60,368,000	69,284,354
		146,149,375
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	711,208
Paper Packaging–0.03%
International Paper Co., 6.00%, 11/15/2041	2,855,000	3,977,438
Pharmaceuticals–0.78%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022(b)	28,870,000	29,126,392
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	11,015,576
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	7,661,818
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	16,496,000	18,351,800
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	11,169,000	11,706,508
Pfizer, Inc., 2.20%, 12/15/2021	6,010,000	6,014,161
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	11,964,000	11,851,837
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	5,240,251
		100,968,343
Property & Casualty Insurance–0.22%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,510,348
Markel Corp.,
5.00%, 03/30/2043	4,185,000	5,175,017
5.00%, 05/20/2049	5,140,000	6,853,375
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	8,382,158
W.R. Berkley Corp., 4.63%, 03/15/2022	5,040,000	5,098,037
		29,018,935
Railroads–0.46%
Burlington Northern Santa Fe LLC, 3.05%, 03/15/2022	24,835,000	24,858,213
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	3,965,000	4,041,558
CSX Corp., 5.50%, 04/15/2041	1,660,000	2,259,162
Norfolk Southern Corp., 3.40%, 11/01/2049	4,879,000	5,360,648
Principal Amount		Value
Railroads–(continued)
Union Pacific Corp.,
3.20%, 05/20/2041(b)	$10,131,000	$10,860,433
4.15%, 01/15/2045	4,410,000	5,175,352
3.84%, 03/20/2060	5,560,000	6,660,663
		59,216,029
Real Estate Services–0.20%
Redfin Corp., Conv., 0.00%, 10/15/2025(e)	28,070,000	26,017,381
Regional Banks–0.06%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	7,450,000	8,139,390
Reinsurance–0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	5,795,000	6,348,413
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	3,955,875
		10,304,288
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	7,440,000	8,178,872
Retail REITs–0.09%
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	8,282,003
4.65%, 03/15/2049	2,970,000	3,766,331
		12,048,334
Semiconductors–0.83%
Broadcom, Inc., 3.47%, 04/15/2034(d)	6,975,000	7,193,665
Marvell Technology, Inc., 2.45%, 04/15/2028(b)	12,029,000	12,120,079
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	38,705,000	46,635,694
Micron Technology, Inc.,
4.66%, 02/15/2030(b)	7,270,000	8,307,563
3.37%, 11/01/2041	1,778,000	1,793,780
NXP B.V./NXP Funding LLC (China),
3.88%, 09/01/2022(b)(d)	19,562,000	19,986,096
5.35%, 03/01/2026(d)	7,660,000	8,705,980
Texas Instruments, Inc., 2.63%, 05/15/2024	2,275,000	2,365,550
		107,108,407
Specialized REITs–0.36%
American Tower Corp., 1.60%, 04/15/2026(b)	8,541,000	8,436,032
Crown Castle International Corp.,
2.50%, 07/15/2031(b)	14,073,000	13,912,178
4.75%, 05/15/2047	470,000	585,387
EPR Properties, 4.75%, 12/15/2026	17,525,000	18,925,013
LifeStorage L.P., 3.50%, 07/01/2026	4,667,000	5,023,490
		46,882,100
Specialty Chemicals–0.02%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	2,086,143
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Systems Software–0.52%
Mandiant, Inc.,
Series B, Conv., 1.63%, 06/01/2022(f)	$18,974,000	$19,034,966
Series A, Conv., 1.00%, 06/01/2025(f)	17,382,000	17,150,383
Microsoft Corp., 3.50%, 02/12/2035	4,259,000	4,897,453
Oracle Corp., 3.60%, 04/01/2040	10,910,000	11,326,346
VMware, Inc., 1.00%, 08/15/2024	14,992,000	14,890,483
		67,299,631
Technology Distributors–0.07%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	8,441,846
Technology Hardware, Storage & Peripherals–0.26%
Apple, Inc.,
2.15%, 02/09/2022	7,303,000	7,328,563
3.35%, 02/09/2027	3,495,000	3,789,658
Western Digital Corp., Conv., 1.50%, 02/01/2024	22,399,000	22,510,995
		33,629,216
Tobacco–0.32%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	15,165,121
Philip Morris International, Inc.,
2.63%, 02/18/2022	7,190,000	7,211,088
3.60%, 11/15/2023(b)	3,940,000	4,158,017
4.88%, 11/15/2043	11,740,000	14,256,377
		40,790,603
Trading Companies & Distributors–0.09%
Air Lease Corp.,
3.00%, 09/15/2023(b)	627,000	644,946
4.25%, 09/15/2024	4,355,000	4,662,984
Aircastle Ltd., 4.40%, 09/25/2023(b)	5,510,000	5,794,344
		11,102,274
Trucking–0.11%
Aviation Capital Group LLC,
2.88%, 01/20/2022(d)	6,230,000	6,236,907
4.88%, 10/01/2025(d)	7,745,000	8,433,143
		14,670,050
Wireless Telecommunication Services–0.24%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	7,912,840
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	6,080,000	7,003,212
4.30%, 02/15/2048	8,020,000	9,179,208
T-Mobile USA, Inc., 3.40%, 10/15/2052(d)	7,422,000	7,372,353
		31,467,613
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,454,387,160)		2,625,755,347
Principal Amount		Value
U.S. Treasury Securities–11.53%
U.S. Treasury Bills–0.00%
0.05%, 02/17/2022(j)(k)	$647,000	$646,933
U.S. Treasury Bonds–0.94%
4.50%, 02/15/2036	5,525,000	7,715,144
2.00%, 11/15/2041	27,037,900	27,722,297
2.00%, 08/15/2051	81,658,400	85,537,174
		120,974,615
U.S. Treasury Notes–10.59%
0.50%, 11/30/2023	247,992,000	247,744,978
0.75%, 11/15/2024	180,298,000	179,882,469
1.25%, 11/30/2026	535,535,800	537,983,365
1.50%, 11/30/2028	257,478,000	259,771,163
1.38%, 11/15/2031(b)	144,667,300	143,808,338
		1,369,190,313
Total U.S. Treasury Securities (Cost $1,479,745,617)		1,490,811,861
Shares
Preferred Stocks–0.59%
Asset Management & Custody Banks–0.22%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	28,612,920
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)	142,800	3,738,504
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	44,162,791
Total Preferred Stocks (Cost $63,824,606)		76,514,215
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.15%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.50%, 05/01/2029	$1	1
6.75%, 03/15/2031	7,000,000	10,153,697
5.50%, 02/01/2037	5	6
		10,153,704
Federal National Mortgage Association (FNMA)–0.07%
6.63%, 11/15/2030	6,315,000	8,962,523
7.00%, 07/01/2032	5,086	5,104
		8,967,627
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	9,554	9,788
7.50%, 12/20/2030	673	795
		10,583
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,468,633)		19,131,914

Municipal Obligations–0.06%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,834,000)	4,834,000	7,653,100
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Money Market Funds–4.30%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	196,304,629	$196,304,629
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	135,128,200	135,168,738
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	224,348,147	224,348,147
Total Money Market Funds (Cost $555,734,725)		555,821,514
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $9,970,231,589)		12,913,327,867
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.66%
Invesco Private Government Fund, 0.02%(l)(m)(n)	103,266,307	$103,266,307
Invesco Private Prime Fund, 0.11%(l)(m)(n)	240,882,451	240,954,713
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $344,221,023)		344,221,020
TOTAL INVESTMENTS IN SECURITIES–102.54% (Cost $10,314,452,612)		13,257,548,887
OTHER ASSETS LESS LIABILITIES—(2.54)%		(328,833,936)
NET ASSETS–100.00%		$12,928,714,951
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $508,690,181, which represented 3.93% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,173,218	$118,846,570	$(97,715,159)	$-	$-	$196,304,629	$11,985
Invesco Liquid Assets Portfolio, Institutional Class	120,871,565	84,104,910	(69,796,542)	(7,467)	(3,728)	135,168,738	3,249
Invesco Treasury Portfolio, Institutional Class	200,197,963	135,824,651	(111,674,467)	-	-	224,348,147	5,402
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,949,135	1,221,417,822	(1,170,100,650)	-	-	103,266,307	6,552*
Invesco Private Prime Fund	240,068,817	2,676,057,803	(2,675,157,845)	(5)	(14,057)	240,954,713	81,832*
Total	$788,260,698	$4,236,251,756	$(4,124,444,663)	$(7,472)	$(17,785)	$900,042,534	$109,020

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	136	March-2022	$(16,510,188)	$(126,438)	$(126,438)
U.S. Treasury 10 Year Notes	267	March-2022	(34,926,937)	(433,875)	(433,875)
Total Futures Contracts				$(560,313)	$(560,313)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/03/2021	Bank of New York Mellon (The)	EUR	71,285,115	USD	82,867,734	$2,021,777
12/03/2021	State Street Bank & Trust Co.	CAD	93,687,261	USD	75,701,317	2,362,269
12/03/2021	State Street Bank & Trust Co.	EUR	4,862,080	USD	5,623,493	109,304
12/03/2021	State Street Bank & Trust Co.	GBP	119,932,952	USD	165,521,866	6,016,872
12/03/2021	State Street Bank & Trust Co.	USD	58,176,104	CAD	74,511,954	152,379
12/03/2021	State Street Bank & Trust Co.	USD	84,410,878	EUR	74,978,525	623,854
12/03/2021	State Street Bank & Trust Co.	USD	115,957,698	GBP	87,624,361	578,441
Subtotal—Appreciation						11,864,896
Currency Risk
12/03/2021	State Street Bank & Trust Co.	USD	15,255,931	CAD	19,175,308	(245,364)
12/03/2021	State Street Bank & Trust Co.	USD	1,355,622	EUR	1,168,670	(30,208)
12/03/2021	State Street Bank & Trust Co.	USD	43,868,732	GBP	32,308,591	(899,877)
01/07/2022	State Street Bank & Trust Co.	CAD	75,889,701	USD	59,279,075	(156,886)
01/07/2022	State Street Bank & Trust Co.	EUR	71,464,168	USD	80,562,411	(609,816)
01/07/2022	State Street Bank & Trust Co.	GBP	88,822,881	USD	117,643,532	(587,378)
Subtotal—Depreciation						(2,529,529)
Total Forward Foreign Currency Contracts						$9,335,367

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,875,116,779	$262,523,137	$—	$8,137,639,916
U.S. Dollar Denominated Bonds & Notes	—	2,625,755,347	—	2,625,755,347
U.S. Treasury Securities	—	1,490,811,861	—	1,490,811,861
Preferred Stocks	76,514,215	—	—	76,514,215
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	19,131,914	—	19,131,914
Municipal Obligations	—	7,653,100	—	7,653,100
Money Market Funds	555,821,514	344,221,020	—	900,042,534
Total Investments in Securities	8,507,452,508	4,750,096,379	—	13,257,548,887
Other Investments - Assets*
Forward Foreign Currency Contracts	—	11,864,896	—	11,864,896
Other Investments - Liabilities*
Futures Contracts	(560,313)	—	—	(560,313)
Forward Foreign Currency Contracts	—	(2,529,529)	—	(2,529,529)
	(560,313)	(2,529,529)	—	(3,089,842)
Total Other Investments	(560,313)	9,335,367	—	8,775,054
Total Investments	$8,506,892,195	$4,759,431,746	$—	$13,266,323,941

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund